ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
Tactical Defensive Fund
(the "Funds")

Supplement Dated February 28, 2013
to the Class A Shares Prospectus dated November 30, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Closing of the Tactical Defensive Fund

At a meeting of the Adviser Managed Trust (the "Trust") Board of Trustees (the "Board") held on January 29, 2013, the Board approved the closing of the Tactical Defensive Fund (the "Fund"), a portfolio of the Trust. Accordingly, the Fund has been closed to new shareholders and is expected to promptly commence with orderly liquidation of its assets.

All references in the Prospectus to the Tactical Defensive Fund are hereby deleted. Effective as of the date above, the Tactical Defensive Fund is no longer a component of the Adviser Managed Strategy.

Change in Disclosure of Portfolio Holdings Information of each of the Funds

In the section entitled "Disclosure of Portfolio Holdings Information," the first sentence of the first paragraph is hereby deleted in its entirety and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/AMT_holdings/ (the Portfolio Holdings Website).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-187 (2/13)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
Tactical Defensive Fund
(the "Funds")

Supplement Dated February 28, 2013
to the Statement of Additional Information ("SAI") dated November 30, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes.

Closing of the Tactical Defensive Fund

All references in the SAI to the Tactical Defensive Fund are hereby deleted. Effective as of the date above, the Tactical Defensive Fund is no longer a component of the Adviser Managed Strategy.

Change in Disclosure of Portfolio Holdings Information of each of the Funds

In the section entitled "Disclosure of Portfolio Holdings Information," the first sentence of the first paragraph is hereby deleted in its entirety and replaced with the following:

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/AMT_holdings/ (the "Portfolio Holdings Website").

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-188 (2/13)